Cover	Oct. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42306
Entity Registrant Name	Launch Two Acquisition Corp.
Entity Central Index Key	0002023676
Entity Tax Identification Number	98-1801568
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	180 Grand Avenue
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	Oakland
Entity Address, Country	CA
Entity Address, Postal Zip Code	94612
City Area Code	510
Local Phone Number	692-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	LPBBU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LPBB
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LPBBW
Security Exchange Name	NASDAQ